Other income (Tables)	12 Months Ended
Sep. 30, 2024
Other income.
Summary of other income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2024	2023	2022
	$'000	$'000	$'000

Gain on disposal of fixed assets	55	53	—
Gain on termination of UK office lease	286	—	—
Other	51	—	—
	392	53	—